UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2009

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Oceanwood Capital Management LLP
Address:              4 Albemarle Street
                      London, England W1S 4GA

Form 13F File Number: 028-12041

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 William C. Nicholas
Title:                Chief Operating Officer
Phone:                +44 207 758 5525

Signature, Place, and Date of Signing:

/s/ William C. Nicholas            London, England          12 November 2009
________________________________________________________________________________
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     14

Form 13F Information Table Value Total:     52,024
                                            (x$1000)
List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     FORM 13F INFORMATION TABLE
                                      NAME OF REPORTING MANAGER:
                                  OCEANWOOD CAPITAL MANAGEMENT LLP
                                           As of 09/30/09



  Column 1                    Column 2      Column 3   Column 4         Column 5          Column 6     Column 7      Column 8

  Name of                     Title of       CUSIP      Value     Shares or  SH/ PUT/    Investment     Other         Voting
  Issuer                       Class         Number    (x$1000)   Principal  PRN CALL    Discretion    Managers      Authority
                                                                  Amount
                                                                                                                Sole   Shared  None
ALCOA INC                     COM            013817101  10,401     792,780   SH          SOLE           NONE    792,780
AMERICA MOVIL SAB DE CV       SPON ADR L SHS 02364W105     390       8,900   SH          SOLE           NONE      8,900
CENTRAL EUROPEAN DIST CORP    COM            153435102     367      11,200   SH          SOLE           NONE     11,200
CHINA SKY ONE MED INC         COM            16941P102     512      38,800   SH          SOLE           NONE     38,800
JAGUAR MNG INC                COM            47009M103     272      30,500   SH          SOLE           NONE     30,500
NETEASE COM INC               SPONSORED ADR  64110W102     548      12,000   SH          SOLE           NONE     12,000
PEPSI BOTTLING GROUP INC      COM            713409100   5,240     143,800   SH          SOLE           NONE    143,800
ROYAL BK SCOTLAND GROUP PLC   SP ADR L RP PF 780097788   2,072     196,603   SH          SOLE           NONE    196,603
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF M  780097796   1,767     168,266   SH          SOLE           NONE    168,266
SCHERING PLOUGH CORP          COM            806605101  11,865     420,000   SH          SOLE           NONE    420,000
SCHERING PLOUGH CORP          PFD CONV MAN07 806605705   3,398      14,000   SH          SOLE           NONE     14,000
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR  874039100     774      70,611   SH          SOLE           NONE     70,611
WYETH                         COM            983024100  14,124     290,727   SH          SOLE           NONE    290,727
ZHONGPIN INC                  COM            98952K107     294      20,000   SH          SOLE           NONE     20,000
